Derivatives (Tables)	12 Months Ended
Dec. 31, 2013
Derivatives [Abstract]
Derivative In Cash Flow Hedging Relationships

	Amount of Gain (Loss) Recognized in OCI on Derivatives (Effective Portion)		Classification of Loss Reclassified from AOCI	Amount of Loss Reclassified from AOCI into Income (Effective Portion)
	December 31,		into Income	December 31,
	2013	2012	(Effective Portion)	2013	2012
Derivatives in cash flow hedging relationships:
Interest rate products	$164	$(375)	Interest expense	$(138)	$(101)
Total derivatives in cash flow hedging relationships	$164	$(375)		$(138)	$(101)